Supplemental cash flow information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Information
Exploration and evaluation assets expenditures included in trade and other payables		$ 90,850	$ 89,203
Right-of-use assets			(508,799)
Warrant liability			2,371,174
Fair value of finders’ warrants			130,731
Lease liabilities			508,799
Fair value of cash stock options transferred to share capital on exercise of options			$ 177,250